Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Tables)	12 Months Ended
Dec. 31, 2019
Other Real Estate and Repossessed Assets Acquired in Settlement of Loans
Schedule of summary of real estate and other assets acquired in settlement of loans

(in thousands)	2019	2018
Commercial	$1,155	$1,168
Real estate construction - residential	—	179
Real estate construction - commercial	11,553	12,101
Real estate mortgage - residential	230	336
Real estate mortgage - commercial	2,799	2,909
Total	$15,737	$16,693
Less valuation allowance for other real estate owned	(2,956)	(3,002)
Total other real estate owned	$12,781	$13,691

Schedule of changes in the net carrying amount of other real estate owned and repossessed assets

Balance at December 31, 2017	$16,403
Additions	1,106
Proceeds from sales	(585)
Charge-offs against the valuation allowance for other real estate owned, net	(245)
Net gain on sales	14
Balance at December 31, 2018	16,693
Additions	452
Proceeds from sales	(1,435)
Charge-offs against the valuation allowance for other real estate owned, net	(95)
Net gain on sales	122
Total other real estate owned	$15,737
Less valuation allowance for other real estate owned	(2,956)
Balance at December 31, 2019	$12,781

Schedule of summary of activity in valuation allowance for other real estate owned

(in thousands)	2019	2018	2017
Balance, beginning of period	$3,002	$3,221	$3,129
Provision for other real estate owned	49	26	284
Charge-offs	(95)	(245)	(192)
Balance, end of period	$2,956	$3,002	$3,221